UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 11.9%
$270,000	Antares CLO 2017-1 Ltd. 4.845% (LIBOR 3 Month+310 basis points), 7/20/2028[1,2,3]	$273,421
240,000	Arbor Realty Collateralized Loan Obligation 2017-FL3 Ltd. 2.767% (LIBOR 1 Month+99 basis points), 12/15/2027[1,2,3]	239,286
180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[2,3]	178,319
288,038	BCC Funding XIII LLC 2.200%, 12/20/2021[2,3]	286,478
298,000	BCC Funding XIV LLC 2.960%, 6/20/2023[2,3]	297,445
7,611	CPS Auto Receivables Trust 2015-B 1.650%, 11/15/2019[2,3]	7,605
412,088	CPS Auto Receivables Trust 2015-C 2.550%, 2/18/2020[2,3]	412,029
369,000	CPS Auto Receivables Trust 2016-D 2.110%, 3/15/2021[2,3]	366,067
93,765	DB Master Finance LLC 3.629%, 11/20/2047[2,3]	93,344
196,500	Domino's Pizza Master Issuer LLC 3.484%, 10/25/2045[2,3]	196,158
94,060	DRB Prime Student Loan Trust 2016-B 2.890%, 6/25/2040[2,3]	92,584
525,000	DRB Prime Student Loan Trust 2017-A 2.850%, 5/27/2042[2,3]	516,031
128,785	Drive Auto Receivables Trust 2016-C 2.370%, 11/16/2020[2,3]	128,842
174,000	DT Auto Owner Trust 2017-3 2.400%, 5/17/2021[2,3]	173,150
1,250,000	Flatiron CLO 18 Ltd. 4.167% (LIBOR 3 Month+170 basis points), 4/17/2031[1,2,3]	1,250,000
290,000	Golub Capital Partners CLO 19B-R Ltd. 4.302% (LIBOR 3 Month+255 basis points), 7/26/2029[1,2,3]	293,446
850,000	Golub Capital Partners Clo 36m Ltd. 4.189% (LIBOR 3 Month+210 basis points), 2/5/2031[1,2,3]	850,058
188,000	Greystone Commercial Real Estate Notes 2017-FL1 Ltd. 3.327% (LIBOR 1 Month+155 basis points), 3/15/2027[1,2,3]	190,624
273,000	Hunt CRE 2017-FL1 Ltd. 2.777% (LIBOR 1 Month+100 basis points), 8/15/2034[1,2,3]	274,350
250,000	IVY Hill Middle Market Credit Fund XII Ltd. 4.745% (LIBOR 3 Month+300 basis points), 7/20/2029[1,2,3]	249,350
713,000	Navient Private Education Loan Trust 2017-A 2.677% (LIBOR 1 Month+90 basis points), 12/16/2058[1,2,3]	720,899
397,000	Navistar Financial Dealer Note Master Owner Trust II 3.222% (LIBOR 1 Month+135 basis points), 9/27/2021[1,3]	398,804

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$360,000	NextGear Floorplan Master Owner Trust 2.540%, 4/18/2022[2,3]	$357,002
175,101	SCF Equipment Leasing 2017-2 LLC 3.410%, 12/20/2023[2,3]	172,730
258,000	SMB Private Education Loan Trust 2017-B 2.527% (LIBOR 1 Month+75 basis points), 10/15/2035[1,2,3]	259,289
342,039	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[2,3]	339,644
288,000	Sofi Consumer Loan Program 2018-1 Trust 3.650%, 2/25/2027[2,3]	287,442
275,000	Sofi Professional Loan Program 2017-C LLC 3.560%, 7/25/2040[2,3,4]	265,282
154,243	Spirit Master Funding LLC 5.760%, 3/20/2041[2,3]	159,289
	TAL Advantage V LLC
112,100	2.830%, 2/22/2038[2,3]	110,251
2,157	1.700%, 5/20/2039[2,3]	2,155
158,693	Textainer Marine Containers V Ltd. 3.720%, 5/20/2042[2,3]	158,567
288,234	Triton Container Finance IV LLC 3.620%, 8/20/2042[2,3]	284,550
261,108	VSE 2016-A VOI Mortgage LLC 2.540%, 7/20/2033[2,3]	256,518

	Total Asset-Backed Securities (Cost $10,167,588)	10,141,009

	Commercial Mortgage-Backed Securities – 3.9%
164,000	Arbor Realty Commercial Real Estate Notes 2017-FL2 Ltd. 2.767% (LIBOR 1 Month+99 basis points), 8/15/2027[1,2,3]	163,938
345,803	CGDBB Commercial Mortgage Trust 2017-BIOC 2.827% (LIBOR 1 Month+105 basis points), 7/15/2032[1,3]	346,344
598,000	CGMS Commercial Mortgage Trust 2017-MDDR 2.877% (LIBOR 1 Month+110 basis points), 7/15/2030[1,3]	596,316
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.518%, 5/10/2035[3,4]	392,122
90,000	Citigroup Commercial Mortgage Trust 2016-P6 4.287%, 12/10/2049[2,4]	89,240
65,000	FREMF 2015-K44 Mortgage Trust 3.684%, 1/25/2048[2,3,4]	63,555
150,000	FREMF 2015-K45 Mortgage Trust 3.591%, 4/25/2048[2,3,4]	148,646
229,000	LMREC 2016-CRE2, Inc. 3.554% (LIBOR 1 Month+170 basis points), 11/24/2031[1,2,3]	229,000
	MSBAM Commercial Mortgage Securities Trust 2012-CKSV
732,000	4.288%, 10/15/2030[3,4]	650,808
290,000	4.288%, 10/15/2030[3,4]	287,269

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Commercial Mortgage-Backed Securities (Continued)
$352,800	MSDB Trust 2017-712F 3.628%, 7/11/2039[3,4]	$347,047
6,428	Resource Capital Corp. 2015-CRE4 Ltd. 3.186% (LIBOR 1 Month+140 basis points), 8/15/2032[1,2,3]	6,424

	Total Commercial Mortgage-Backed Securities (Cost $3,306,705)	3,320,709

	Corporate Bonds – 80.1%
	Communications – 8.3%
200,000	Altice France S.A. 6.250%, 5/15/2024[2,3,5]	188,500
	AT&T, Inc.
210,000	4.500%, 5/15/2035[2]	206,252
750,000	4.750%, 5/15/2046[2]	728,433
250,000	5.150%, 2/14/2050[2]	252,543
202,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 2/15/2026[2,3]	200,992
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 7/23/2022[2]	357,521
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[3]	717,387
104,000	Discovery Communications LLC 5.000%, 9/20/2037[2]	103,649
678,000	Grupo Televisa SAB 5.000%, 5/13/2045[2,5]	637,070
400,000	Orange S.A. 9.000%, 3/1/2031[5]	585,386
105,000	Qwest Corp. 7.250%, 10/15/2035[2]	103,902
384,000	Sirius XM Radio, Inc. 5.000%, 8/1/2027[2,3]	360,960
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	315,000
426,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 3/20/2025[3]	427,598
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030[5]	338,505
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	71,955
	Verizon Communications, Inc.
230,000	4.812%, 3/15/2039	235,038
411,000	5.012%, 8/21/2054	410,942
131,000	4.672%, 3/15/2055	124,604

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Communications(Continued)
$313,000	Viacom, Inc. 6.875%, 4/30/2036	$372,095
300,000	VTR Finance B.V. 6.875%, 1/15/2024[2,3,5]	312,453
		7,050,785
	Consumer Discretionary – 6.8%
133,929	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[3]	137,277
257,548	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	255,294
417,000	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	404,660
84,761	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[3]	87,151
394,000	Delphi Corp. 4.150%, 3/15/2024[2]	404,049
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[2,3]	405,238
	Ford Motor Credit Co. LLC
575,000	2.343%, 11/2/2020	559,885
400,000	5.875%, 8/2/2021	426,819
566,000	Global Partners LP / GLP Finance Corp. 6.250%, 7/15/2022[2]	563,170
	McDonald's Corp.
24,000	3.700%, 1/30/2026[2]	24,135
250,000	4.450%, 3/1/2047[2]	257,678
	Newell Brands, Inc.
150,000	4.200%, 4/1/2026[2]	148,502
475,000	5.375%, 4/1/2036[2]	495,361
750,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028[2,5]	718,942
193,172	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	192,747
	Wyndham Worldwide Corp.
250,000	5.100%, 10/1/2025[2]	258,515
515,000	4.500%, 4/1/2027[2]	511,552
		5,850,975
	Consumer Staples – 1.6%
617,000	Anheuser-Busch InBev Finance, Inc. 4.900%, 2/1/2046[2]	665,441
213,000	Campbell Soup Co. 4.150%, 3/15/2028[2]	211,437

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Consumer Staples(Continued)
$500,000	Imperial Brands Finance PLC 3.500%, 2/11/2023[2,3,5]	$493,891
		1,370,769
	Energy – 16.2%
641,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp. 4.250%, 12/1/2027[2]	624,898
193,000	Antero Resources Corp. 5.000%, 3/1/2025[2]	193,483
100,000	Cimarex Energy Co. 3.900%, 5/15/2027[2]	98,619
1,229,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[2,3]	1,218,246
200,000	Concho Resources, Inc. 4.875%, 10/1/2047[2]	212,275
646,000	Continental Resources, Inc. 4.375%, 1/15/2028[2,3]	629,850
	Enbridge, Inc.
1,013,000	5.500%, 12/1/2046[2,5]	1,129,466
180,000	6.000% (LIBOR 3 Month+389 basis points), 1/15/2077[2,5,7]	177,300
	Endeavor Energy Resources LP / EER Finance, Inc.
28,000	5.500%, 1/30/2026[2,3]	27,860
54,000	5.750%, 1/30/2028[2,3]	53,798
178,000	EnLink Midstream Partners LP 6.000% (LIBOR 3 Month+411 basis points), 12/15/2022[2,6,7]	165,985
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	599,652
126,000	5.375% (LIBOR 3 Month+257 basis points), 2/15/2078[2,7]	120,680
769,000	Gulfport Energy Corp. 6.375%, 1/15/2026[2]	730,550
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	73,363
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	304,854
	Marathon Petroleum Corp.
307,000	4.750%, 9/15/2044[2]	308,612
345,000	5.850%, 12/15/2045[2]	379,857
391,000	McDermott International, Inc. 8.000%, 5/1/2021[2,3]	399,309
	MPLX LP
515,000	4.875%, 6/1/2025[2]	537,738
253,000	5.200%, 3/1/2047[2]	264,382
408,000	4.900%, 4/15/2058[2]	392,476

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Energy(Continued)
$182,000	NGPL PipeCo LLC 7.768%, 12/15/2037[3]	$220,220
250,000	Noble Energy, Inc. 3.900%, 11/15/2024[2]	249,872
87,000	Parkland Fuel Corp. 6.000%, 4/1/2026[2,3,5]	87,435
208,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[2,3]	200,359
799,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[2]	829,961
	Petroleos Mexicanos
537,000	6.750%, 9/21/2047[5]	543,380
148,000	6.350%, 2/12/2048[3,5]	143,005
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.500%, 12/15/2026[2]	247,973
400,000	Range Resources Corp. 5.000%, 3/15/2023[2]	383,520
455,000	Shell International Finance B.V. 4.000%, 5/10/2046[5]	455,383
196,000	Spectra Energy Partners LP 3.375%, 10/15/2026[2]	184,988
475,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[2]	452,517
247,000	Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/2026[2,3]	238,355
187,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.125%, 2/1/2025[2]	186,065
	Williams Partners LP
348,000	4.300%, 3/4/2024[2]	352,755
152,000	4.000%, 9/15/2025[2]	149,555
250,000	4.900%, 1/15/2045[2]	246,512
		13,815,108
	Financials – 29.1%
175,000	Allstate Corp. 6.500% (LIBOR 3 Month+212 basis points), 5/15/2067[2,7]	203,000
802,000	American International Group, Inc. 8.175% (LIBOR 3 Month+420 basis points), 5/15/2068[2,7]	1,066,660
	American Tower Corp.
500,000	3.000%, 6/15/2023	482,910
500,000	3.600%, 1/15/2028[2]	474,730
	Bank of America Corp.
225,000	4.100%, 7/24/2023	232,269
1,174,000	3.366% (LIBOR 3 Month+81 basis points), 1/23/2026[2,7]	1,142,064
650,000	4.450%, 3/3/2026	664,001
200,000	4.183%, 11/25/2027[2]	198,269
200,000	5.875%, 2/7/2042	249,500

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials(Continued)
$264,000	Bank of Nova Scotia 4.650% (LIBOR 3 Month+265 basis points), 10/12/2022[2,5,6,7]	$249,150
579,000	Barclays Bank PLC 2.165% (LIBOR 3 Month+46 basis points), 1/11/2021[1,2,5]	578,547
210,000	Barclays PLC 4.836%, 5/9/2028[2,5]	206,505
750,000	Canadian Imperial Bank of Commerce 2.545% (LIBOR 3 Month+52 basis points), 9/6/2019[1,5]	752,715
1,726,000	Chubb Corp. 3.972% (LIBOR 3 Month+225 basis points), 3/29/2067[2,7]	1,725,482
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	247,011
515,000	3.436% (LIBOR 3 Month+143.00 basis points), 9/1/2023[1,2]	527,554
309,000	5.300%, 5/6/2044	338,915
451,000	Credit Agricole S.A. 4.000% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[2,3,5,8]	429,209
1,050,000	Farmers Insurance Exchange 4.747% (LIBOR 3 Month+323 basis points), 11/1/2057[2,3,7]	1,006,687
239,000	GE Capital International Funding Co. 2.342%, 11/15/2020[5]	233,732
	Goldman Sachs Group, Inc.
409,000	5.950%, 1/15/2027	457,145
500,000	3.510% (LIBOR 3 Month+175 basis points), 10/28/2027[1,2]	523,575
250,000	6.750%, 10/1/2037	313,178
232,000	High Street Funding Trust II 4.682%, 2/15/2048[2,3]	239,012
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (LIBOR 3 Month+498 basis points), 12/29/2049[2,3,5,7]	619,407
	Intesa Sanpaolo S.p.A.
200,000	3.375%, 1/12/2023[3,5]	195,248
250,000	3.875%, 7/14/2027[3,5]	236,199
200,000	3.875%, 1/12/2028[3,5]	188,635
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	190,986
208,000	7.900% (LIBOR 3 Month+347 basis points), 4/30/2018[2,6,7]	209,061
880,000	4.625% (LIBOR 3 Month+258 basis points), 11/1/2022[2,6,7]	838,200
	Liberty Mutual Group, Inc.
1,112,000	5.030% (LIBOR 3 Month+291 basis points), 3/15/2037[2,3,4]	1,093,930
392,000	7.800%, (LIBOR 3 Month+358 basis points), 3/7/2087[3,7]	485,100
310,000	Lincoln National Corp. 3.800%, 3/1/2028[2]	307,335

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Financials(Continued)
$236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[3]	$242,768
	MetLife, Inc.
775,000	6.400%, (LIBOR 3 Month+221 basis points), 12/15/2066[2,7]	849,594
200,000	10.750%, 8/1/2069[2]	314,000
635,000	Mitsubishi UFJ Financial Group, Inc. 2.665%, 7/25/2022[5]	615,215
	Morgan Stanley
250,000	5.500%, 7/24/2020	262,602
850,000	4.875%, 11/1/2022	890,682
100,000	3.141% (LIBOR 3 Month+140 basis points), 10/24/2023[1,7]	102,269
150,000	5.000%, 11/24/2025	156,857
500,000	3.950%, 4/23/2027	486,838
194,000	Nasdaq, Inc. 3.850%, 6/30/2026[2]	191,377
379,000	PNC Financial Services Group, Inc. 5.000% (LIBOR 3 Month+330 basis points), 12/29/2049[2,6,7]	377,294
170,000	Pricoa Global Funding 2.450%, 9/21/2022[3]	164,939
266,000	Principal Financial Group, Inc. 3.100%, 11/15/2026[2]	252,171
	Prudential Financial, Inc.
300,000	5.625% (LIBOR 3 Month+392 basis points), 6/15/2043[2,7]	314,625
530,000	5.200% (LIBOR 3 Month+304 basis points), 3/15/2044[2,7]	539,275
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	118,444
496,000	Santander UK PLC 2.087% (LIBOR 3 Month+30 basis points), 11/3/2020[1,5]	495,059
657,000	Svenska Handelsbanken A.B. 2.515% (LIBOR 3 Month+49 basis points), 9/6/2019[1,5]	658,689
34,000	Trinity Acquisition PLC 4.400%, 3/15/2026[2,5]	34,453
250,000	UBS A.G. 7.625%, 8/17/2022[5]	280,625
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	360,613
250,000	5.875% (LIBOR 3 Month+399 basis points), 12/29/2049[2,6,7]	263,000
		24,877,310
	Health Care – 3.4%
	Allergan Funding SCS
700,000	3.800%, 3/15/2025[2,5]	687,669
91,000	4.750%, 3/15/2045[2,5]	89,275

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Health Care(Continued)
$500,000	Celgene Corp. 3.875%, 8/15/2025[2]	$495,357
362,000	CVS Health Corp. 4.300%, 3/25/2028[2]	363,542
500,000	HCA, Inc. 5.375%, 2/1/2025	501,250
	Mylan N.V.
310,000	3.950%, 6/15/2026[2,5]	300,675
430,000	5.250%, 6/15/2046[2,5]	438,543
38,000	Valeant Pharmaceuticals International, Inc. 5.500%, 11/1/2025[2,3,5]	36,993
		2,913,304
	Industrials – 1.6%
	General Electric Co.
84,000	5.300%, 2/11/2021	88,082
515,000	5.000% (LIBOR 3 Month+333 basis points), 12/29/2049[2,6,7]	509,850
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[3,5]	105,498
431,000	JSL Europe S.A. 7.750%, 7/26/2024[2,3,5]	438,004
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[2,3,5]	48,646
150,000	United Technologies Corp. 2.800%, 5/4/2024[2]	143,218
		1,333,298
	Materials – 4.8%
380,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509 basis points), 10/19/2075[2,3,5,8]	426,550
438,000	Cleveland-Cliffs, Inc. 4.875%, 1/15/2024[2,3]	424,860
379,000	Ferroglobe PLC / Globe Specialty Metals, Inc. 9.375%, 3/1/2022[2,3,5]	394,160
400,000	First Quantum Minerals Ltd. 7.250%, 4/1/2023[2,3,5]	395,000
500,000	Glencore Funding LLC 4.125%, 5/30/2023[3]	503,260
315,000	International Paper Co. 5.150%, 5/15/2046[2]	332,363
400,000	Mexichem S.A.B. de C.V. 4.000%, 10/4/2027[2,3,5]	380,000
133,000	Olin Corp. 5.000%, 2/1/2030[2]	127,347

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Materials(Continued)
$125,000	Plastipak Holdings, Inc. 6.250%, 10/15/2025[2,3]	$124,688
500,000	Potash Corp. of Saskatchewan, Inc. 3.625%, 3/15/2024[2,5]	498,580
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[2,5]	148,665
285,000	Vale Overseas Ltd. 6.250%, 8/10/2026[5]	319,200
		4,074,673
	Technology – 3.2%
317,000	j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc. 6.000%, 7/15/2025[2,3]	324,529
137,000	Microsoft Corp. 4.500%, 2/6/2057[2]	150,168
525,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[3,5]	521,062
500,000	Oracle Corp. 3.850%, 7/15/2036[2]	495,344
563,000	Pitney Bowes, Inc. 3.875%, 5/15/2022[2]	532,035
709,000	Tencent Holdings Ltd. 3.595%, 1/19/2028[2,3,5]	682,895
		2,706,033
	Utilities – 5.1%
170,000	Black Hills Corp. 3.950%, 1/15/2026[2]	172,950
675,000	Cleveland Electric Illuminating Co. 3.500%, 4/1/2028[2,3]	645,268
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[3]	280,356
508,000	Edison International 2.400%, 9/15/2022[2]	484,373
112,000	Electricite de France S.A. 5.250% (USD SWAP SEMI 30/360 10 Y+371 basis points), 1/29/2049[2,3,5,6,8]	112,224
317,000	Enel Finance International N.V. 2.750%, 4/6/2023[3,5]	306,329
248,000	Exelon Corp. 3.400%, 4/15/2026[2]	239,474
	FirstEnergy Corp.
200,000	7.375%, 11/15/2031	263,066
410,000	4.850%, 7/15/2047[2]	431,256
230,000	Kansas City Power & Light Co. 4.200%, 6/15/2047[2]	230,196

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds (Continued)
	Utilities(Continued)
$300,000	NiSource, Inc. 4.375%, 5/15/2047[2]	$301,243
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[2]	512,800
121,000	3.950%, 10/1/2046[2]	114,801
282,000	4.400%, 5/30/2047[2]	285,758
		4,380,094
	Total Corporate Bonds (Cost $69,249,257)	68,372,349

	Municipal Bonds – 0.4%
260,000	State of California 7.550%, 4/1/2039	395,897

	Total Municipal Bonds (Cost $364,826)	395,897

	U.S. GOVERNMENT AND AGENCIES – 0.1%
42,804	Fannie Mae Pool 6.000%, 7/1/2040	49,231

	Total U.S. GOVERNMENT AND AGENCIES (Cost $49,056)	49,231

Number of Shares

	Preferred Stocks – 0.3%
	Financials – 0.3%
2,800	CoBank ACB 6.250% (LIBOR 3 Month+456 basis points), 10/1/2022[2,3,6,7]	295,400

	Total Preferred Stocks (Cost $299,688)	295,400

	Short-Term Investments – 4.0%
3,401,406	Federated Treasury Obligations Fund - Institutional Class 1.476%, 4/4/2018[9]	3,401,406

	Total Short-Term Investments (Cost $3,401,406)	3,401,406

	Total Investments – 100.7% (Cost $86,838,526)	85,976,001
	Liabilities in Excess of Other Assets – (0.7)%	(586,346)

	Total Net Assets – 100.0%	$85,389,655

LP – Limited Partnership

PLC – Public Limited Company

[1]	Floating rate security.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $31,584,218 which represents 37.0% of Net Assets.
[4]	Variable rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Perpetual security. Date shown is next call date.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2018. Security may convert at a future date to a floating rate of referenced rate and spread.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2018. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (formerly known as the AAM Select Income Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes

At March 31, 2018, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$86,838,827

Gross unrealized appreciation	779,266
Gross unrealized depreciation	(1,642,092)

Net unrealized depreciation	$(862,826)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

AAM/Insight Select Income Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$10,141,009	$-	$10,141,009
Commercial Mortgage-Backed Securities	-	3,320,709	-	3,320,709
Corporate Bonds[1]	-	68,372,349	-	68,372,349
Municipal Bonds	-	395,897	-	395,897
U.S. Government and Agencies	-	49,231	-	49,231
Preferred Stocks	-	295,400	-	295,400
Short-Term Investments	3,401,406	-	-	3,401,406
Total Investments	$3,401,406	$82,574,595	$-	$85,976,001

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2018